UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549

                           FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                   MANAGEMENT INVESTMENT COMPANY

            Investment Company Act file number 811-21066

                 Torrey U.S. Strategy Partners, LLC
          (Exact name of registrant as specified in charter)

                     505 Park Avenue, Fifth Floor
                       New York, New York 10022
          (Address of principal executive offices)(Zip code)

                        Torrey Associates, LLC
                     505 Park Avenue, Fifth Floor
                       New York, New York 10022
                (Name and address of agent for service)

     Registrant's telephone number, including area code: (212) 644-7800

Date of fiscal year end: March 31, 2006
Date of reporting period: December 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

            TORREY  U.S. STRATEGY PARTNERS, LLC
           (A Delaware Limited Liability Company)

    Schedule of Investments in Unaffiliated Investment Funds as of December 31, 2005


                                                        First                                 Percentage
Investment Fund (a)		    Shares owned   acquisition date  Cost        Fair value   of net assets
- -------------------               ------------   ----------------  ----        ----------   -------------
Equity Long/Short Hedged
------------------------
Bay II Resource Partners, L.P.		-   	    4/1/2004	     4,000,000 	 6,193,391 	9.00%
Cobble Creek Select, L.P.		-   	    6/1/2005	     2,750,000 	 2,764,099 	4.02%
Delta Onshore, L.P.			-   	    9/1/2002	     3,200,000 	 6,678,333 	9.70%
Pike Place Partners II, L.P.		-   	    6/1/2005	     2,750,000 	 2,841,083 	4.13%
Seminole Small Cap Fund, L.P.		-   	    1/1/2004	     4,000,000 	 4,854,470 	7.05%
Southport Millenium, L.P.		-   	    1/1/2004	     3,500,000 	 4,115,110 	5.98%
Southport Millenium II, L.P. 		-   	    8/1/2004	       250,000 	   286,530 	0.42%
The Steeple Capital Fund II , L.P.	-   	    7/1/2005	     3,800,000 	 3,822,062 	5.55%
TCS Capital, L.P.			-   	    1/1/2004	     3,750,000 	 5,247,527 	7.63%
TCS Capital II, L.P.			-   	   10/1/2004	     1,000,000 	 1,337,954 	1.94%
Vardon Focus Fund, L.P.(Type II)	-   	    1/1/2005	     5,000,000 	 5,217,456 	7.58%
                                                                    ----------  ----------    -------
Strategy Total                                                      34,000,000 	43,358,015     63.01%



Event Driven Equity Long/Short
------------------------------
Jana Pirahana Fund, L.P.                -           3/1/2005         5,659,868 	 6,276,357 	9.12%
                                                                     ----------  ----------    -------
Strategy Total							     5,659,868 	 6,276,357 	9.12%


Special Situations/Event Driven
-------------------------------
Courage Special Situations Class B&C    -           9/1/2002	     4,350,000 	 5,827,741 	8.47%
                                                                     ----------  ----------    -------
Strategy Total 							     4,350,000 	 5,827,741 	8.47%


Distressed Securities
-------------------------------
Schultze Partners, L.P.    		-           7/1/2005	     2,550,000 	 2,479,995 	3.60%
                                                                     ----------  ----------    -------
Strategy Total 							     2,550,000 	 2,479,995 	3.60%



Total investments in unaffiliated investment funds                 $46,559,868 	57,942,108     84.20%


Other assets less liabilities                                                  $10,873,212     15.80%

                                                                               -----------    -------
Net assets representing members' equity                                        $68,815,320    100.00%
                                                                               ===========    =======

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

        Exhibit No.     DESCRIPTION OF EXHIBIT
        -----------     ----------------------
        3(a)            Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

        3(b)            Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Torrey U.S. Strategy Partners, LLC

By:      /s/ James A. Torrey
         ---------------------------
         James A. Torrey
         Board of Managers

Date:   October 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ James A. Torrey
         ---------------------------
         James A. Torrey
         Chief Executive Officer

Date:   October 14, 2008

By:      /s/ Raymond J. Cleary
         ---------------------------
         Raymond J. Cleary
         Principal Financial Officer

Date:   October 14, 2008